Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.000216 per share
Amount Registered | shares	3,534,973
Proposed Maximum Offering Price per Unit	0.8353
Maximum Aggregate Offering Price	$ 2,952,762.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 407.78
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) based on the closing price on April 17, 2026 ($0.8353 per share). Pursuant to Rule 416 under the Securities Act, this registration statement also includes any additional ordinary shares that shall become issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.